SEGMENTS (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	$ 5,001	$ 4,901
Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	2,398	2,328
Branded [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	2,114	2,052
Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	489	521
Segment Geographical Groups Of Countries Group One Member | Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	1,048	893
Segment Geographical Groups Of Countries Group One Member | Branded [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	1,530	1,480
Segment Geographical Groups Of Countries Group One Member | Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	51	68
Segment Geographical Groups Of Countries Group Two Member | Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	818	849
Segment Geographical Groups Of Countries Group Two Member | Branded [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	482	448
Segment Geographical Groups Of Countries Group Two Member | Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	207	197
Segment Geographical Groups Of Countries Group Three [Member] | Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	532	586
Segment Geographical Groups Of Countries Group Three [Member] | Branded [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	102	124
Segment Geographical Groups Of Countries Group Three [Member] | Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	$ 231	$ 256